SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Other cost of sales/amortization	$ (1,176)	$ (1,277)	$ (2,328)	$ (2,619)
Exploration, evaluation and project expenses not attributable to segments	(97)	(81)	(170)	(156)
General and administrative expenses	(93)	(45)	(141)	(117)
Other income (expense) not attributable to segments	(38)	839	(39)	837
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	59	(5)	61	(1,130)
Loss on currency translation	(75)	(32)	(90)	(35)
Closed mine rehabilitation	(9)	3	0	(5)
Income from equity investees	10	14	26	25
Finance costs, net (includes non-segment accretion)	(136)	(173)	(269)	(323)
Gain on non-hedge derivatives	1	(2)	3	2
Income before income taxes	40	1,411	433	2,892
Operating segments
Disclosure of operating segments [line items]
Exploration, evaluation and project expenses not attributable to segments	(44)	(35)	(76)	(65)
Other income (expense) not attributable to segments	(44)	(45)	(48)	(62)
Income before income taxes	455	817	1,065	1,441
Reconciling items
Disclosure of operating segments [line items]
Other cost of sales/amortization	(7)	(14)	(15)	(34)
Exploration, evaluation and project expenses not attributable to segments	(53)	(46)	(94)	(91)
General and administrative expenses	(93)	(45)	(141)	(117)
Other income (expense) not attributable to segments	(14)	867	(28)	868
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	59	(5)	61	(1,130)
Loss on currency translation	(75)	(32)	(90)	(35)
Closed mine rehabilitation	(9)	3	0	(5)
Income from equity investees	10	14	26	25
Finance costs, net (includes non-segment accretion)	(116)	(156)	(232)	(292)
Gain on non-hedge derivatives	1	(2)	3	2
Gain on interest rate hedges	1	8	2	14
Unrealized gain (loss) on non-hedge derivatives	$ 0	$ 0	$ 0	$ 3